Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PENN SERIES FUNDS, INC.
Supplement dated June 1, 2026
to the Prospectus dated May 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion of the investment advisory fee it receives from each of the Large Cap Value Fund, Large Core Value Fund, Mid Core Value Fund, SMID Cap Value Fund, and International Equity Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, effective June 1, 2026, the fee tables under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Large Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.67%
Distribution (12b‑1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses†	0.98%
Fee Waiver*	(0.01)%
Total Annual Fund Operating Expenses (after expense waiver)**	0.97%
†
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$311	$541	$1,200
Large Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.64%
Distribution (12b‑1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	0.88%
*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$285	$497	$1,106
Mid Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver*	(0.01)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.03%
*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$330	$573	$1,270
SMID Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b‑1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.13%
*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$363	$631	$1,396
International Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.78%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.05%
*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$338	$588	$1,304

Mid Core Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PENN SERIES FUNDS, INC.
Supplement dated June 1, 2026
to the Prospectus dated May 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion of the investment advisory fee it receives from each of the Large Cap Value Fund, Large Core Value Fund, Mid Core Value Fund, SMID Cap Value Fund, and International Equity Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, effective June 1, 2026, the fee tables under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Mid Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver*	(0.01)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.03%
*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$330	$573	$1,270

Large Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PENN SERIES FUNDS, INC.
Supplement dated June 1, 2026
to the Prospectus dated May 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion of the investment advisory fee it receives from each of the Large Cap Value Fund, Large Core Value Fund, Mid Core Value Fund, SMID Cap Value Fund, and International Equity Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, effective June 1, 2026, the fee tables under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Large Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.67%
Distribution (12b‑1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses†	0.98%
Fee Waiver*	(0.01)%
Total Annual Fund Operating Expenses (after expense waiver)**	0.97%
†
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$311	$541	$1,200

International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PENN SERIES FUNDS, INC.
Supplement dated June 1, 2026
to the Prospectus dated May 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion of the investment advisory fee it receives from each of the Large Cap Value Fund, Large Core Value Fund, Mid Core Value Fund, SMID Cap Value Fund, and International Equity Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, effective June 1, 2026, the fee tables under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
International Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.78%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.05%
*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$338	$588	$1,304

Smid Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PENN SERIES FUNDS, INC.
Supplement dated June 1, 2026
to the Prospectus dated May 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion of the investment advisory fee it receives from each of the Large Cap Value Fund, Large Core Value Fund, Mid Core Value Fund, SMID Cap Value Fund, and International Equity Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, effective June 1, 2026, the fee tables under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
SMID Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b‑1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.13%
*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$363	$631	$1,396

Large Core Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PENN SERIES FUNDS, INC.
Supplement dated June 1, 2026
to the Prospectus dated May 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion of the investment advisory fee it receives from each of the Large Cap Value Fund, Large Core Value Fund, Mid Core Value Fund, SMID Cap Value Fund, and International Equity Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, effective June 1, 2026, the fee tables under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Large Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.64%
Distribution (12b‑1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	0.88%
*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$285	$497	$1,106